Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2024	September 30, 2023
Compensation and benefits	$189,095	$2,091,196
Research and development	753,497	913,145
Professional fees	204,344	224,031
Other	2,556	2,550
	$1,149,492	$3,230,922

Accrued expenses and other current liabilities consisted of the following:

	September 30,
	2023	2022
Compensation and benefits	$2,091,196	$1,218,530
Research and development	913,145	1,593,922
Professional fees	224,031	378,890
Other	2,550	2,630
	$3,230,922	$3,193,972